OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended February 28, 2007. This 1 series has a May 31 fiscal year end.

Date of reporting period:	February 28, 2007

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 2.2%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance, Inc.)	$7,100,000	$7,656,072
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by AMBAC)	3,000,000	3,230,160

		10,886,232

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,976,590

EDUCATION 3.3%
New York Dorm. Auth. RB, University of Rochester:
Ser. A-1:
5.00%, 07/01/2022	2,965,000	3,211,658
5.00%, 07/01/2023	2,750,000	2,974,097
Ser. B, 5.00%, 07/01/2025	1,110,000	1,197,646
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021	1,090,000	1,179,631
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	7,700,000	8,102,710

		16,665,742

GENERAL OBLIGATION – LOCAL 23.5%
Allen, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,066,440
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,037,610
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,591,727
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%, 08/01/2019, (Insd. by MBIA)	1,000,000	1,055,960
Chippewa Valley, MI Sch. Refunding GO, 4.50%, 05/01/2021	1,000,000	1,038,920
Clark Cnty., NV GO:
4.75%, 11/01/2020	2,350,000	2,495,254
4.75%, 11/01/2021	8,600,000	9,104,390
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,322,515
Columbus, OH GO, Ser. B, 4.00%, 12/15/2021	2,590,000	2,589,871
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019, (Gtd. by PSF)	1,170,000	1,236,830
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	1,985,000	2,120,635
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,081,660
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021	2,035,000	2,187,422
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	3,061,035
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,264,079
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,061,638
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020	5,955,000	6,137,997
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,204,895
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,207,762
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,617,285
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,027,570
4.25%, 05/01/2019	1,170,000	1,196,477
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	1,023,730
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	1,585,000	1,710,817
5.00%, 02/15/2021	1,665,000	1,795,869
New York, NY GO:
Ser. C-1, 5.00%, 08/15/2021	4,000,000	4,255,840
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA) ‡	10,000,000	10,214,700
Ser. G, 5.00%, 08/01/2020	5,000,000	5,375,950
Ser. O, 5.00%, 06/01/2021	4,250,000	4,546,140
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	12,110,000	12,872,930
Northwest Texas Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2021	1,500,000	1,548,015
Oyster Bay, NY Pub. Impt. GO, 4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	3,370,000	3,459,170

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	$2,550,000	$2,643,279
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	2,690,000	2,693,040
Victoria, TX Independent Sch. Dist. Refunding GO:
5.00%, 02/15/2019	1,720,000	1,847,091
5.00%, 02/15/2020	1,810,000	1,940,030
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,256,653

		117,891,226

GENERAL OBLIGATION – STATE 11.3%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,078,320
California GO:
5.00%, 08/01/2020	2,000,000	2,147,720
5.25%, 02/01/2020	9,700,000	10,500,638
5.25%, 02/01/2021	9,525,000	10,305,478
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	8,400,000	8,606,808
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,303,600
New York GO, Ser. A, 4.50%, 03/15/2020	7,000,000	7,272,860
Washington GO, Vehicle Fuel Tax:
4.50%, 01/01/2018, (Insd. by MBIA)	2,200,000	2,285,184
4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,382,364

		56,882,972

HOSPITAL 5.3%
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B, 5.00%, 02/15/2025	16,500,000	17,263,950
Mississippi Hosp. Equipment & Facs. Auth. RB, Baptist Hlth. Sys., Ser. A, 5.00%, 08/15/2018 #	2,040,000	2,159,279
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,238,950
New York Dorm. Auth. RB, Queens Hosp. Med. Ctr., 4.10%, 08/15/2015	1,390,000	1,410,655
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Healthcare Sys., 5.25%, 08/15/2019	2,455,000	2,630,778

		26,703,612

HOUSING 3.5%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,570,000	1,710,750
California Dept. Veteran Affairs Home Purchase RRB, Ser. A, 4.35%, 12/01/2020	2,500,000	2,526,500
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,065,160
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,175,000	1,196,879
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	2,070,000	2,163,316
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	1,005,000	1,030,316
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	185,000	193,688
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	210,000	214,234
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	285,000	293,108
New York Dorm. Auth. RB, Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,566,533
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,860,000	2,929,984
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	485,000	503,614

		17,394,082

INDUSTRIAL DEVELOPMENT REVENUE 1.0%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,202,650

LEASE 1.2%
Beverly Hills, CA Pub. Fin. Auth. Lease RRB, Capital Impt. Proj., 4.25%, 06/01/2021	1,150,000	1,153,703
California Pub. Works Lease RRB, Ser. J, 5.00%, 01/01/2021	4,500,000	4,828,680

		5,982,383

MISCELLANEOUS REVENUE 4.5%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj., Ser. A, 5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,553,600
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2021	10,000,000	11,271,600

		22,825,200

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 1.1%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by MBIA)	$1,600,000	$1,671,472
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2022	3,500,000	3,786,160

		5,457,632

PRE-REFUNDED 4.6%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,845,000	4,351,540
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,275,000	4,107,964
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	13,260,000	14,617,426

		23,076,930

SALES TAX 7.8%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	10,100,000	10,949,208
5.25%, 01/01/2016	4,000,000	4,331,320
5.25%, 01/01/2017	5,000,000	5,404,750
5.25%, 01/01/2018	10,500,000	11,336,955
5.25%, 01/01/2019	4,000,000	4,308,880
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A, 4.125%, 07/01/2021	2,755,000	2,772,963

		39,104,076

SPECIAL TAX 1.9%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,900,000	9,650,448

TRANSPORTATION 19.8%
Bay Area Toll Auth. of California Toll & Bridge RB, 5.00%, 04/01/2021, (Insd. by AMBAC)	1,000,000	1,086,680
Illinois Toll Hwy. Auth. RB, Ser. A, 5.00%, 01/01/2021, (Insd. by FSA)	17,140,000	18,445,382
Long Beach, CA Harbor RRB, Ser. B, 5.00%, 05/15/2018, (Insd. by MBIA)	1,000,000	1,086,580
Los Angeles, CA Harbor Dept. RRB:
Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	1,360,000	1,488,207
Ser. C, 5.00%, 08/01/2025	3,415,000	3,728,907
Metropolitan New York Trans. Auth. RB, Ser. A:
5.00%, 11/15/2020	13,585,000	14,725,733
5.00%, 11/15/2021	6,510,000	7,045,708
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020	10,000,000	11,315,000
New Jersey Trans. Auth. Sys. RRB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	9,700,000	11,041,898
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.125%, 06/15/2017, (Insd. by MBIA)	17,235,000	18,643,272
Port Auth. of New York & New Jersey RB, Ser. 131, 5.00%, 12/15/2014	1,000,000	1,065,280
Texas Trans. Cmnty. State Hwy. Funding RB, First Tier, 5.00%, 04/01/2017	8,850,000	9,641,898

		99,314,545

UTILITY 5.3%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020	2,670,000	2,879,809
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,063,990
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	1,000,000	1,061,730
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,471,400

		26,476,929

WATER & SEWER 2.3%
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,852,545
Des Moines, IA Water & Sewer RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,250,699
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,875,308
New York Env. Facs. Corp. Clean Water & Drinking Water Fin. Auth. RB, Ser. A, 5.00%, 06/15/2021	3,350,000	3,653,979

		11,632,531

Total Municipal Obligations (cost $485,354,494)		497,123,780

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø ## (cost $7,002,453)	7,002,453	$7,002,453

Total Investments (cost $492,356,947) 100.4%		504,126,233
Other Assets and Liabilities (0.4%)		(2,219,258)

Net Assets 100.0%		$501,906,975

#	When-issued or delayed delivery security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of February 28, 2007:

Texas	20.2%	Washington	1.9%
New York	18.2%	Michigan	1.7%
California	10.5%	Iowa	1.2%
Illinois	7.8%	Mississippi	0.9%
Alabama	7.6%	South Dakota	0.9%
New Jersey	7.4%	Wisconsin	0.7%
Indiana	3.8%	Massachusetts	0.4%
New Mexico	3.8%	North Dakota	0.4%
Nevada	2.3%	Minnesota	0.2%
Colorado	2.2%	Missouri	0.2%
Tennessee	2.2%	Oklahoma	0.1%
Ohio	2.1%	Non-state specific	1.4%
Arkansas	1.9%		100.0%

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Note Amount	Interest Rate	Collateral for Floating-Rate Notes Outstanding
$5,000,000	0.97%	$10,214,700

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $492,469,603. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,691,415 and $34,785, respectively, with a net unrealized appreciation of $11,656,630.

4

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________

Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

By: ________________________

Kasey Phillips
Principal Financial Officer

Date: April 27, 2007